Compensation and benefits	3 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
Note 11 Compensation and benefits
in	2Q12	1Q12	2Q11	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	2,571	3,314	2,719	5,885	6,222

Social security	247	219	207	466	529

Other [1]	187	178	170	365	374

Compensation and benefits [2]	3,005	3,711	3,096	6,716	7,125

1 Includes pension and other post-retirement expense of CHF 129 million, CHF 112 million, CHF 112 million, CHF 241 million and CHF 246 million in 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 123 million, CHF 45 million, CHF 142 million, CHF 168 million and CHF 142 million as of 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively.